EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Spetner Associates Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
EQUITY

NOTE 6 – EQUITY

Equity

On January 1, 2024, the members of NRoll and Benefits Counselors assigned their respective membership interests to Spetner. The consolidated financial statements have been retrospectively adjusted to include the results of NRoll and Benefits Counselors as if the combination occurred at the beginning of the earliest period presented.

Stockholders’ Agreement

On September 4, 2024 Jonathan Spetner, the sole stockholder of Spetner, and Agudath Israel of America (“Agudath”) agreed to a Stock Transfer Agreement and a Stockholders’ Agreement (together known as the “Stock Transfer”). In accordance with the Stock Transfer Jonathan Spetner transferred 15 shares of Spetner common stock to Agudath in a consideration-free transaction. Additionally, Jonathan Spetner and Agudath agreed to certain restrictions on the transfer of Spetner common stock and that Jonathan Spetner shall have the right to designate all persons for appointment to the Board of Directors of Spetner.

Common Stock

As of March 31, 2025 and December 31, 2024 Spetner had 30,000 shares of common stock authorized. The common stock has a par value of $1. As of March 31, 2025 and 2024 Spetner had 100 shares of common stock issued and outstanding.

Shareholder Contributions

During the three months ended March 31, 2025 and 2024 Spetner received shareholder contributions of $0 and $90,709, respectively.

NOTE 6 – EQUITY

Equity

On January 1, 2024, the members of NRoll and Benefits Counselors assigned their respective membership interests to Spetner. The consolidated financial statements have been retrospectively adjusted to include the results of NRoll and Benefits Counselors as if the combination occurred at the beginning of the earliest period presented.

Stockholders’ Agreement

On September 4, 2024 Jonathan Spetner, the sole stockholder of Spetner, and Agudath Israel of America (“Agudath”) agreed to a Stock Transfer Agreement and a Stockholders’ Agreement (together known as the “Stock Transfer”). In accordance with the Stock Transfer Jonathan Spetner transferred 15 shares of Spetner common stock to Agudath in a consideration-free transaction. Additionally, Jonathan Spetner and Agudath agreed to certain restrictions on the transfer of Spetner common stock and that Jonathan Spetner shall have the right to designate all persons for appointment to the Board of Directors of Spetner.

Common Stock

As of December 31, 2024 and 2023 Spetner had 30,000 shares of common stock authorized. The common stock has a par value of $1. As of December 31, 2024 and 2023 Spetner had 100 shares of common stock issued and outstanding.

Shareholder Contributions

During the years ended December 31, 2024 and 2023 Spetner received shareholder contributions of $433,459 and $60,000, respectively.